EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY INVESTMENTS
EQUITY INVESTMENTS

9.  EQUITY INVESTMENTS

		Income/(Loss) from Equity Investments			Equity Investments
	Ownership Interest as at	year ended December 31			at December 31
(millions of Canadian dollars)	December 31, 2012	2012	2011	2010	2012	2011

Natural Gas Pipelines
Northern Border[1]		72	75	69	511	545
Iroquois	44.5%	41	40	40	174	181
TQM	50.0%	16	17	16	80	82
Other	Various	28	27	28	60	72
Energy
Bruce A	48.9%	(149)	33	35	4,033	3,561
Bruce B	31.6%	163	77	138	69	115
ASTC Power Partnership	50.0%	40	84	41	42	58
Portlands Energy	50.0%	28	33	33	341	313
CrossAlta[2]		10	23	45	n/a	18
Other	Various	8	6	8	56	132

		257	415	453	5,366	5,077

[1]
The results reflect a 50 per cent interest in Northern Border as a result of the Company fully consolidating TC PipeLines, LP. At December 31, 2012, TransCanada had an ownership interest in TC PipeLines, LP of 33.3 per cent
(2011 – 33.3 per cent; 2010 – 38.2 per cent) and its effective ownership of Northern Border, net of non-controlling interests, was 16.7 per cent (2011 – 16.7 per cent; 2010 – 19.1 per cent).

[2]
In 2011, Property, Plant and Equipment included $63 million of assets owned directly by TransCanada through an undivided interest in the Crossfield joint venture which were utilized in the operations of the CrossAlta joint venture.
In December 2012, TransCanada acquired the remaining 40 per cent interest in CrossAlta to bring the Company's ownership interest to 100 per cent. The results reflect the Company's 60 per cent share of equity income up to
December 18, 2012. Refer to Note 23, Acquisitions and Dispositions, for additional information.

Distributions received from equity investments for the year ended December 31, 2012 were $436 million (2011 – $494 million; 2010 – $486 million) of which $60 million (2011 – $101 million; 2010 – $40 million) were returns of capital and are included in Deferred amounts and other in the Consolidated Statement of Cash Flows. The undistributed earnings from equity investments as at December 31, 2012 were $883 million (2011 – $1,062 million; 2010 – $1,141 million). At December 31, 2012, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border Pipeline Company and Bruce Power is US$119 million (2011 – US$120 million) and $918 million (2011 – $820 million), respectively. This difference is primarily due to the fair value assessment of assets at the time of the acquisitions of Northern Border and Bruce Power, and interest capitalized related to the refurbishment of Units 1 and 2 at Bruce Power.

Summarized Financial Information of Equity Investments

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Income
Revenues	3,860	4,042	3,920
Operating and other expenses	(3,090)	(2,989)	(2,773)
Net income	717	929	1,009
Net income attributable to TransCanada	257	415	453

at December 31 (millions of Canadian dollars)	2012	2011

Balance Sheet
Current assets	1,593	1,430
Non current assets	12,154	11,550
Current liabilities	(1,187)	(1,172)
Non current liabilities	(3,787)	(3,232)